                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23749

                           PIMCO Access Income Fund
              (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

Registrant's telephone number, including area code: (844)337-4626

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 to June 30, 2023

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23749
Reporting Period: 07/01/2022 - 06/30/2023
PIMCO Access Income Fund









=========================== PIMCO Access Income Fund ===========================


ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A109
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Receive Management Board (Non-Voting)   None      None         Management
3     Approve Unaudited Standalone Financial  For       For          Management
      Statements
4     Approve Unaudited Consolidated          For       For          Management
      Financial Statements
5     Approve Allocation of Loss              For       For          Management
6     Approve Discharge of Directors          For       For          Management
7     Elect Thomas Josef Echelmeyer as        For       For          Management
      Director
8     Elect Heiner Arnoldi as Director        For       For          Management
9     Elect Stefan Brendgen as Director       For       For          Management
10    Appoint Auditor                         For       For          Management
11    Approve Remuneration Policy             For       Abstain      Management
12    Approve Remuneration Report             For       Abstain      Management


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ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A125
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Receive Management Board (Non-Voting)   None      None         Management
3     Approve Unaudited Standalone Financial  For       For          Management
      Statements
4     Approve Unaudited Consolidated          For       For          Management
      Financial Statements
5     Approve Allocation of Loss              For       For          Management
6     Approve Discharge of Directors          For       For          Management
7     Elect Thomas Josef Echelmeyer as        For       For          Management
      Director
8     Elect Heiner Arnoldi as Director        For       For          Management
9     Elect Stefan Brendgen as Director       For       For          Management
10    Appoint Auditor                         For       For          Management
11    Approve Remuneration Policy             For       Abstain      Management
12    Approve Remuneration Report             For       Abstain      Management


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ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A109
Meeting Date: JUN 21, 2023   Meeting Type: Extraordinary Shareholders
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Approve Continuation Proposal           For       For          Management


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ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A125
Meeting Date: JUN 21, 2023   Meeting Type: Extraordinary Shareholders
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Approve Continuation Proposal           For       For          Management


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BANCA MONTE DEI PASCHI DI SIENA SPA

Ticker:       BMPS           Security ID:  T1188K429
Meeting Date: APR 20, 2023   Meeting Type: Annual
Record Date:  APR 11, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements,           For       For          Management
      Statutory Reports, and Treatment of
      Net Loss
2.1   Approve Remuneration Policy             For       For          Management
2.2   Approve Second Section of the           For       For          Management
      Remuneration Report
3     Approve 2023 Incentive System Based on  For       For          Management
      Phantom Shares
4     Fix Number of Directors                 None      For          Shareholder
5     Fix Number of Vice-Chairmen             None      For          Shareholder
6.1   Slate 1 Submitted by Ministry of        None      Did Not Vote Shareholder
      Economy and Finance
6.2   Slate 2 Submitted by Institutional      None      For          Shareholder
      Investors (Assogestioni)
6.3   Slate 3 Submitted by Foundations        None      Did Not Vote Shareholder
7.a   Elect Nicola Maione as Board Chair      None      For          Shareholder
7.b   Elect Gianluca Brancadoro as Board      None      For          Shareholder
      Vice-Chairman
8     Approve Remuneration of Directors       None      For          Shareholder
9     Approve Remuneration of Board Chairman  None      For          Shareholder
10.1  Slate 1 Submitted by Ministry of        None      Against      Shareholder
      Economy and Finance
10.2  Slate 2 Submitted by Institutional      None      For          Shareholder
      Investors (Assogestioni)
10.3  Slate 3 Submitted by Foundations        None      Against      Shareholder
11    Approve Internal Auditors' Remuneration None      For          Shareholder
A Deliberations on a Liability Action Against Against Shareholder Against Alessandro Profumo and
      Fabrizio Viola


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KKR REAL ESTATE FINANCE TRUST INC.

Ticker:       KREF           Security ID:  48251K100
Meeting Date: APR 21, 2023   Meeting Type: Annual
Record Date:  MAR 01, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Terrance R. Ahern        For       Withhold     Management
1.2   Elect Director Irene M. Esteves         For       Withhold     Management
1.3   Elect Director Jonathan A. Langer       For       Withhold     Management
1.4   Elect Director Christen E.J. Lee        For       For          Management
1.5   Elect Director Paula Madoff             For       For          Management
1.6   Elect Director Deborah H. McAneny       For       For          Management
1.7   Elect Director Ralph F. Rosenberg       For       For          Management
1.8   Elect Director Matthew A. Salem         For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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STARWOOD PROPERTY TRUST, INC.

Ticker:       STWD           Security ID:  85571B105
Meeting Date: MAY 18, 2023   Meeting Type: Annual
Record Date:  FEB 28, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard D. Bronson       For       For          Management
1.2   Elect Director Jeffrey G. Dishner       For       For          Management
1.3   Elect Director Camille J. Douglas       For       For          Management
1.4   Elect Director Deborah L. Harmon        For       For          Management
1.5   Elect Director Solomon J. Kumin         For       For          Management
1.6   Elect Director Fred Perpall             For       For          Management
1.7   Elect Director Fred S. Ridley           For       For          Management
1.8   Elect Director Barry S. Sternlicht      For       For          Management
1.9   Elect Director Strauss Zelnick          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors


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STICHTING AK RABOBANK CERTIFICATEN

Ticker:       RABO           Security ID:  N22634XZ2
Meeting Date: MAY 16, 2023   Meeting Type: Bondholder
Record Date:  MAY 09, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Receive Announcements and Minutes of    For       Did Not Vote Management
      the May 24, 2022 Meeting
3     Approve Report on Rabobank              For       Did Not Vote Management
      Certificates and Activities of the
      STAK in 2022
4     Receive Explanation on Rabobank's Risk  For       Did Not Vote Management
      and Compensation Policy and Annual
      Figures 2022
5     Close Meeting                           None      None         Management


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TPG RE FINANCE TRUST, INC.

Ticker:       TRTX           Security ID:  87266M107
Meeting Date: MAY 16, 2023   Meeting Type: Annual
Record Date:  MAR 27, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Avi Banyasz              For       For          Management
1.2   Elect Director Doug Bouquard            For       For          Management
1.3   Elect Director Michael Gillmore         For       For          Management
1.4   Elect Director Julie Hong               For       For          Management
1.5   Elect Director Todd Schuster            For       For          Management
1.6   Elect Director Wendy Silverstein        For       For          Management
1.7   Elect Director Bradley Smith            For       For          Management
1.8   Elect Director Gregory White            For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Access Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2023